Defined benefit plans (Detail 7)	Dec. 31, 2022	Dec. 31, 2021
Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	2.34%	0.34%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	3.39%	1.04%
UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	5.02%	1.82%
Rate of pension increase	3.08%	3.32%
Rate of interest credit on retirement savings	0.00%	0.00%
US pension plans
Disclosure Of Defined Benefit Plans [Table]
Discount rate	4.92%	2.47%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	5.73%	1.18%
German pension plans
Disclosure Of Defined Benefit Plans [Table]
Discount rate	3.81%	0.99%
Rate of pension increase	2.20%	1.80%
Rate of interest credit on retirement savings	0.00%	0.00%
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	2.34%	0.34%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	3.39%	1.04%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Discount rate	5.02%	1.82%
Rate of pension increase	3.08%	3.32%
Rate of interest credit on retirement savings	0.00%	0.00%
UBS AG | US pension plans
Disclosure Of Defined Benefit Plans [Table]
Discount rate	4.92%	2.47%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	5.73%	1.18%
UBS AG | German pension plans
Disclosure Of Defined Benefit Plans [Table]
Discount rate	3.81%	0.99%
Rate of pension increase	2.20%	1.80%
Rate of interest credit on retirement savings	0.00%	0.00%